SCHEDULE OF CHANGES IN GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Beginning balance	$ 11,425,148	$ 31,688,887
Less: Goodwill reduction as per PPA		(4,919,920)
Less: Impairment	(2,996,248)	(15,371,643)
Add: Foreign currency translation		27,824
Less: Foreign currency translation	(90,353)
Ending balance	$ 8,338,547	$ 11,425,148